Stock-based compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares Available for Grant
Number of shares available for grant, beginning balance (in shares)	1,588,600	33,712		33,712	184,808
Number of shares available for grant, ending balance (in shares)				1,588,600	33,712	184,808
Number of Shares Underlying Outstanding Options
Number of shares underlying outstanding options, beginning balance (in shares)	25,732,503	1,599,645		1,599,645	977,513
Number of shares underlying outstanding options, options exercised (in shares)		(423)	[1]	(12,221,363)	(8,545)
Number of shares underlying outstanding options, ending balance (in shares)				25,732,503	1,599,645	977,513
Number of shares underlying outstanding options, vested and expected to vest (in shares)				25,732,503
Number of shares underlying outstanding options, exercisable (in shares)				5,135,847
Weighted- Average Exercise Price per Share
Weighted average exercise price, beginning balance (in dollars per share)	$ 0.56	$ 6.58		$ 6.58	$ 5.24
Weighted average exercise price, options exercised (in dollars per share)				0.20	5.96
Weighted average exercise price, ending balance (in dollars per share)				0.56	$ 6.58	$ 5.24
Weighted average exercise price, options exercisable (in dollars per share)				$ 0.56
Weighted- Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years), Options outstanding				9 years 7 months 6 days	8 years 9 months 18 days	9 years 6 months
Stock options vested and expected to vest, weighted average remaining contractual term				9 years 7 months 6 days
Aggregate Intrinsic Value
Stock options outstanding, aggregate intrinsic value, beginning balance	$ 245,746	$ 3,020		$ 3,020	$ 2,943
Stock options outstanding, aggregate intrinsic value, ending balance				245,746	$ 3,020	$ 2,943
Stock options exercisable, aggregate intrinsic value				$ 245,746
Number of Shares Available for Grant, Additional shares authorized				39,526,375	480,283
Number of Shares Available for Grant, Options granted				(37,663,242)	(913,090)
Number of Shares Available for Grant, RSA's granted				(1,617,264)	(703)
Number of Shares Available for Grant, Options cancelled				1,309,020	282,413
Number of Shares Outstanding Options, Additional shares authorized				0	0
Number of Shares Outstanding Options, Options granted				37,663,242	913,090
Number of Shares Outstanding Options, RSA's granted				0	0
Number of Shares Outstanding Options, Options cancelled				(1,309,020)	(282,413)
Weighted Average Exercise Price per Share, Option granted				$ 0.45	$ 8.25
Weighted Average Exercise Price per Share, Options cancelled				1.58	$ 7.31
Exercisable-December 31, 2020				$ 0.28
Weighted Average Remaining Contractual Term (in years), Options granted				9 years 4 months 24 days	7 years 5 months
Weighted Average Remaining Contractual Term (in years), Options exercised				9 years 6 months	6 months
Exercisable-December 31, 2020				9 years 4 months 24 days
Aggregate Intrinsic Value, Options granted				$ 363,941	$ 206
Aggregate Intrinsic Value, Options exercised				121,106	21
Aggregate Intrinsic Value, Options cancelled					$ 330
Exercisable-December 31, 2020				$ 50,493
2015 Stock Plan
Number of Shares Available for Grant
Number of shares available for grant, beginning balance (in shares)	1,587,195
Number of shares available for grant, options repurchased (in shares)	220,561
Number of shares available for grant, options exercised (in shares)		0
Number of shares available for grant, options cancelled (in shares)	378,639
Number of shares available for grant, ending balance (in shares)	2,186,395			1,587,195
Number of Shares Underlying Outstanding Options
Number of shares underlying outstanding options, beginning balance (in shares)	25,732,503
Number of shares underlying outstanding options, options repurchased (in shares)		0
Number of shares underlying outstanding options, options exercised (in shares)	(727,114)
Number of shares underlying outstanding options, options cancelled (in shares)	(378,641)
Number of shares underlying outstanding options, ending balance (in shares)	24,626,748			25,732,503
Number of shares underlying outstanding options, vested and expected to vest (in shares)	24,626,748
Number of shares underlying outstanding options, exercisable (in shares)	5,969,870
Weighted- Average Exercise Price per Share
Weighted average exercise price, beginning balance (in dollars per share)	$ 0.39
Weighted average exercise price, options repurchased (in dollars per share)	0.14
Weighted average exercise price, options exercised (in dollars per share)	0.13
Weighted average exercise price, options cancelled (in dollars per share)	0.15
Weighted average exercise price, ending balance (in dollars per share)	0.41			$ 0.39
Weighted average exercise price, options vested and expected to vest (in dollars per share)	0.41
Weighted average exercise price, options exercisable (in dollars per share)	$ 0.26
Weighted- Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 4 months 24 days			9 years 7 months 6 days
Stock options exercised, weighted average remaining contractual term	9 years
Stock options vested and expected to vest, weighted average remaining contractual term	9 years 4 months 24 days
Stock options exercisable, weighted average remaining contractual term	9 years 2 months 12 days
Aggregate Intrinsic Value
Stock options outstanding, aggregate intrinsic value, beginning balance	$ 245,746
Stock options exercised, aggregate intrinsic value	6,083
Stock options outstanding, aggregate intrinsic value, ending balance	199,328			$ 245,746
Stock options vested and expected to vest, aggregate intrinsic value	199,328
Stock options exercisable, aggregate intrinsic value	$ 49,206

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1), have been retroactively restated as shares reflecting the exchange ratio of approximately 0.703 established in the Merger as described in Note 1.